Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense And Other Assets Current [Abstract]
Insurance premiums	$ 61	$ 501	$ 625
Kits for clinical use			162
Taxes	53
Security Deposit	50	50
Other	221	147	173
Other prepaid expense including security deposit		197
Total prepaid expenses and other current assets	$ 385	$ 698	$ 960